Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company offered for sale up to 15,000,000 Units (or 17,250,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per share, subject to adjustment.

On September 13, 2021, the underwriters fully exercised their over-allotment option and purchased an additional 2,250,000 Units, generating additional gross proceeds of approximately $22.50 million, and incurring additional cash underwriting discount of approximately $0.45 million. In connection with the sale of Units pursuant to the over-allotment option, the Company sold an additional 900,000 Private Warrants to the Sponsor and the underwriters generating additional gross proceeds of approximately $0.90 million. A total of approximately $23.4 million of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to approximately $175.95 million.

In connection with the Initial Public Offering, the Company granted the underwriters an option to purchase 2,250,000 shares of the Company’s ordinary share at the Initial Public Offering price, or $10.00 per share, for 45 days commencing on September 8, 2021 (grant date). Since this option extended beyond the closing of the initial public offering, this option feature represented a call option that was accounted for under ASC 480, Distinguishing Liabilities from Equity. Accordingly, the call option has been separately accounted for at a fair value with the change in fair value between the grant date and September 13, 2021 recorded as other income. The Company used the Black-Scholes valuation model to determine the fair value of the call option at the grant date and again at September 13, 2021 (refer to Note 8 for fair value information).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company offered for sale up to 15,000,000 Units (or 17,250,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per share, subject to adjustment.

On September 13, 2021, the underwriters fully exercised their over-allotment option and purchased an additional 2,250,000 Units, generating additional gross proceeds of approximately $22.50 million, and incurring additional cash underwriting discount of approximately $0.45 million. In connection with the sale of Units pursuant to the over-allotment option, the Company sold an additional 900,000 Private Warrants to the Sponsor and the underwriters generating additional gross proceeds of approximately $0.90 million. A total of approximately $23.4 million of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to approximately $175.95 million.

In connection with the Initial Public Offering, the Company granted the underwriters an option to purchase 2,250,000 shares of the Company’s ordinary share at the Initial Public Offering price, or $10.00 per share, for 45 days commencing on September 8, 2021 (grant date). Since this option extended beyond the closing of the Initial Public Offering, this option feature represented a call option that was accounted for under ASC 480, Distinguishing Liabilities from Equity. Accordingly, the call option had been separately accounted for at a fair value with the change in fair value between the grant date and September 13, 2021 recorded as other income. The Company used the Black-Scholes valuation model to determine the fair value of the call option at the grant date and again at September 13, 2021 (refer to Note 8 for fair value information).